INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

The Company’s inventories were as follows:-

	As of December 31,
	2025	2024
	$’000	$’000

Parts and components	18,923	19,740
Less: reserve for obsolete inventories	(370)	(350)

	18,553	19,390

	As of December 31,
	2025	2024
	$’000	$’000

Beginning balance,	350	349
Additions	20	11
Foreign exchange translation adjustment	-	(10)

Balance at December 31,	370	350